Annual Fund Operating Expenses	Oct. 23, 2026
Zacks All-Cap Core ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2028
Zacks All-Cap Core ETF | Zacks All-Cap Core ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.45%	[1],[2]
Acquired Fund Fees and Expenses	0.01%	[1],[2]
Expenses (as a percentage of Assets)	0.90%	[1]
Fee Waiver or Reimbursement	(0.34%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.56%	[1]
Zacks Small-Cap Core ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2028
Zacks Small-Cap Core ETF | Zacks Small-Cap Core ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%	[4]
Distribution and Service (12b-1) Fees	0.00%	[4]
Other Expenses (as a percentage of Assets):	0.51%	[4],[5]
Acquired Fund Fees and Expenses	0.00%	[4],[5]
Expenses (as a percentage of Assets)	0.95%	[4]
Fee Waiver or Reimbursement	(0.40%)	[4],[6]
Net Expenses (as a percentage of Assets)	0.55%	[4]

[1]	On November 20, 2026 the Zacks All-Cap Core Fund (the “Predecessor All-Cap Core Fund”) is expected to be reorganized into the Fund (the “Reorganization”). The Fund will commence operations upon the completion of the Reorganization and will be a continuation of the Predecessor All-Cap Core Fund, and as a result, the Predecessor All-Cap Core Fund will be the accounting survivor of the Reorganization for financial reporting purposes. Accordingly, the “Annual Fund Operating Expenses” have been restated to reflect the Fund’s expected fees and expenses for the current fiscal year.
[2]	Estimated for the current fiscal year.
[3]	The Fund’s adviser, Zacks Investment Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least May 1, 2028 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.55% of the Fund’s net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Zacks Trust’s (the “Trust”) Board of Trustees (the “Board”) on 60 days’ written notice to the Advisor.
[4]	On November 20, 2026 the Zacks Small-Cap Core Fund (the “Predecessor Small-Cap Core Fund”) is expected to be reorganized into the Fund (the “Reorganization”). The Fund will commence operations upon completion of the Reorganization and will be a continuation of the Predecessor Small-Cap Core Fund, and as a result, the Predecessor Small-Cap Core Fund will be the accounting survivor of the Reorganization for financial reporting purposes. Accordingly, the “Annual Fund Operating Expenses” have been restated to reflect the Fund’s expected fees and expenses for the current fiscal year.
[5]	Estimated for the current fiscal year.
[6]	The Fund’s adviser, Zacks Investment Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least May 1, 2028 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.55% of the Fund’s net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Zacks Trust’s (the “Trust”) Board of Trustees (the “Board”) on 60 days’ written notice to the Advisor.